LONG-TERM LOAN PAYABLE	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
LONG-TERM LOAN PAYABLE

14. LONG-TERM LOAN PAYABLE

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Current portion of long-term loan payable	$488,581	$479,498

On June 16, 2023, the Company entered into a two-year pledged long-term loan payable of RMB7.0 million ($965,344), with a third party lender, payable in monthly installments of RMB291,666 ($40,227), bearing interest at 6.8% per annum, with carrying value of machinery equipment of $932,900 pledged. The agreement was extended to September 15, 2025.